SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Revenue recognition

a)	Revenue recognition

The Company’s revenues are generated from operating leases of the POCT system and sale of testing panels. Revenue comprises the fair value of the consideration received or receivable and is shown net of tax and discounts.

The Company recognizes revenue to depict the transfer of goods and services to clients in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods and services by applying the following steps:

●	Identify the contract with a customer;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to the performance obligations; and
●	Recognize revenue when, or as, the Company satisfies a performance obligation.

Revenue may be earned over time as the performance obligations are satisfied or at a point in time which is when the entity has earned a right to payment, the customer has possession of the asset and the related significant risks and rewards of ownership, and the customer has accepted the asset.

The Company’s arrangements with customers can include multiple performance obligations. When contracts involve various performance obligations, the Company evaluates whether each performance obligation is distinct and should be accounted for as a separate unit of accounting under IFRS 15, Revenue from Contracts with Customers.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)

3.	SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

a)	Revenue recognition (continued)

The Company determines the standalone selling price by considering its overall pricing objectives and market conditions. Significant pricing practices taken into consideration include discounting practices, the size and volume of our transactions, our marketing strategy, historical sales and contract prices. The determination of standalone selling prices is made through consultation with and approval by management, taking into consideration our go-to-market strategy. As the Company’s go-to-market strategies evolve, the Company may modify its pricing practices in the future, which could result in changes in relative standalone selling prices.

The Company generally receives payment from its customers after invoicing within the normal 28-day commercial terms. If a customer is specifically identified as a credit risk, recognition of revenue is deferred except to the extent of fees that have already been collected.

Leases

b)	Leases

A contract is, or contains, a lease if the contract conveys a lessee the right to control the use of lessor’s identified asset for a period of time in exchange for consideration.

The Company as a lessee

A lease liability is recognized at the commencement of the lease term at the present value of the lease payments that are not paid at that date. At the commencement date, a corresponding right-of-use asset is recognized at the amount of the lease liability, adjusted for lease incentives received, retirement costs and initial direct costs. Depreciation is recognized on the right-of-use asset over the lease term. Interest expense is recognized on the lease liabilities using the effective interest rate method and payments are applied against the lease liability.

Key areas where management has made judgments, estimates, and assumptions related to the application of IFRS 16 include:

-	The incremental borrowing rates are based on judgments including economic environment, term, currency, and the underlying risk inherent to the asset. The carrying balance of the right-of-use assets, lease liabilities, and the resulting interest expense and depreciation expense, may differ due to changes in the market conditions and lease term.
-	Lease terms are based on assumptions regarding extension terms that allow for operational flexibility and future market conditions.

The Company as a lessor

A lease is classified as an operating lease if it does not transfer substantially all the risks and rewards incidental to ownership of an underlying asset. All other leases are classified as finance leases.

Leases of the Company’s POCT systems to customers are classified as operating leases. Lease payments from operating leases are recognized as income on a straight-line basis. All costs, including depreciation, incurred in earning the operating lease income are recognized as cost of sales. Initial direct costs incurred in obtaining an operating lease are added to the carrying amount of the underlying asset and recognized as an expense over the lease term on the same basis as the lease income. The depreciation for depreciable underlying assets subject to operating leases is in accordance with depreciation policy for the Company’s equipment.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)

3.	SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Foreign currency

c)	Foreign currency

Foreign currency transactions are translated into the functional currency of the respective entity, using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement of monetary items at year-end exchange rates are recognized in profit or loss.

Non-monetary items measured at historical cost are translated using the exchange rates at the date of the transaction and are not retranslated. Non-monetary items measured at fair value are translated using the exchange rates at the date when fair value was determined.

The results and financial position of consolidated entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	Shareholder’s equity is translated at historical rates of exchange at the reporting date.
●	Assets and liabilities are translated at the closing rate at the reporting date.
●	Income and expenses are translated at average exchange rates for the year.
●	All resulting exchange differences are recognized in other comprehensive income as cumulative translation adjustments.

Cash and cash equivalents

d)	Cash and cash equivalents

Cash and cash equivalents include cash on account, demand deposits and money market investments with maturities from the date of acquisition of three months or less, which are readily convertible to known amounts of cash and are subject to insignificant changes in value.

Intangible assets

e)	Intangible assets

All intangible assets acquired separately by the Company are recorded at cost on the date of acquisition. Intangible assets that have indefinite lives are measured at cost less accumulated impairment losses. Intangible assets that have finite useful lives are measured at cost less accumulated amortization and accumulated impairment losses. Intangible assets comprise of software, intellectual property, trademarks and web domains and distribution rights, which are amortized on a straight-line basis over 3 years. The Company’s system software is amortized on a declining balance basis at 20%. Amortization rates are reviewed annually to ensure they are aligned with estimates of remaining economic useful lives of the associated intangible assets.

Equipment

f)	Equipment

Equipment acquired by the Company is recorded at cost on the date of acquisition. Equipment is stated at historical cost less accumulated amortization and accumulated impairment losses. Amortization is calculated on a declining balance method over their estimated useful lives. The Company’s system hardware is amortized at 55% and system analyzers at 20%.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)

3.	SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

Share-based payments

g)	Share-based payments

The Company operates an incentive share purchase option plan. Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share- based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to the option reserve. The fair value of options is determined using the Black-Scholes option pricing model, which incorporates all market vesting conditions. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest.

Share capital

h)	Share capital

Proceeds from the exercise of stock options and warrants are recorded as share capital in the amount for which the option or warrant enabled the holder to purchase a share in the Company. Any previously recorded share-based payment related to the options or warrants exercised included in reserves is transferred to share capital on the exercise of options or warrants. Share capital issued for non-monetary consideration is valued at the closing market price at the date of issuance. The proceeds from issuance of units are allocated between common shares and warrants based on the residual method. Under this method, the proceeds are allocated first to share capital based on the fair value of the common shares at the time the units are issued and any residual value is allocated to the warrants reserve. Consideration received for the exercise of warrants is recorded in share capital, and any related amount recorded in warrants reserve is transferred to share capital.

Income (loss) per share

i)	Income (loss) per share

Basic income (loss) per share is calculated by dividing the net income (loss) available to common shareholders by the weighted average number of shares outstanding during the year. Diluted earnings per share reflect the potential dilution of securities that could share in earnings of an entity. In a loss year, potentially dilutive common shares are excluded from the loss per share calculation as the effect would be anti-dilutive. Basic and diluted income (loss) per share are the same for the periods presented.

Income taxes

j)	Income taxes

Income tax expense, consisting of current and deferred tax expense, is recognized in the statements of operations. Current tax expense is the expected tax payable on the taxable income for the period, using tax rates enacted or substantively enacted at period-end, adjusted for amendments to tax payable with regard to previous years.

Deferred tax assets and liabilities and the related deferred income tax expense or recovery are recognized for deferred tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income (loss) in the period that substantive enactment occurs.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)

3.	SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

j)	Income taxes (continued)

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is reduced. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Financial Instruments

k)	Financial Instruments

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

The Company has classified its cash and cash equivalents as FVTPL and term deposit, accounts receivable, accounts payable and loans payable as amortized cost.

Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the profit or loss in the period in which they arise.

Financial assets at FVTOCI

Investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income (loss) as they arise.

Impairment of financial assets at amortized cost

An ‘expected credit loss’ impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period. In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)

3.	SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

k)	Financial Instruments (continued)

Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in profit or loss.

Impairment of equipment and intangible assets

l)	Impairment of equipment and intangible assets

At the end of each reporting period, if there are indicators of impairment, the Company reviews the carrying amounts of its equipment and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. Individual assets are grouped together as a cash generating unit for impairment assessment purposes at the lowest level at which there are identifiable cash flows that are independent from other group assets. The Company has one cash generating unit, the HealthTab system, comprised of system software, system analyzers and system hardware.

If any such indication of impairment exists, the Company makes an estimate of its recoverable amount. The recoverable amount is the higher of fair value less costs of disposition and value in use. Where the carrying amount of a cash generating unit exceeds its recoverable amount, the cash generating unit is considered impaired and is written down to its recoverable amount. In assessing the value in use, the estimated future cash flows are adjusted for the risks specific to the cash generating unit and are discounted to their present value with a discount rate that reflects the current market indicators. The recoverable amount of intangible assets with an indefinite useful life, intangible assets not available for use, or goodwill acquired in a business combination are measured annually whether or not there are any indications that impairment exists.

Where an impairment loss subsequently reverses, the carrying amount of the cash generating unit is increased to the revised estimate of its recoverable amount, to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the cash generating unit in prior years. A reversal of an impairment loss is recognized as income immediately.

Significant accounting estimates and judgments

m)	Significant accounting estimates and judgments

Estimates

Significant estimates used in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements are as follows:

Share-based payments

The Company grants share-based awards to certain directors, officers, employees, consultants and other eligible persons. For equity-settled awards, the fair value is charged to the statement of operations and comprehensive income (loss) and credited to the reserves over the vesting period using the graded vesting method, after adjusting for the estimated number of awards that are expected to vest.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)

3.	SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

m)	Significant accounting estimates and judgments (continued)

The fair value of equity-settled awards is determined at the date of the grant using the Black-Scholes option pricing model. For equity-settled awards to non-employees, the fair value is measured at each vesting date. The estimate of warrant and option valuation also requires determining the most appropriate inputs to the valuation model, including the volatility, expected life of warrants and options, risk free interest rate and dividend yield. Management must also make significant judgments or assessments as to how financial assets and liabilities are categorized.

Estimation of useful lives of equipment and software

Amortization of equipment and software is dependent upon estimates of their useful lives. The useful lives of the assets are assessed annually and may vary from previous estimates depending on a number of factors. In reassessing asset lives, factors such as technological innovation, product lifecycles, maintenance, and fair value of equipment are taken into account.

Recoverable amounts of equipment

The carrying amount of the Company’s equipment and intangible assets is reviewed at each financial reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized when the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in profit or loss for the period.

Judgements

Significant judgments used in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements are as follows:

Revenue recognition

Revenue is recognized when the revenue recognition criteria expressed in the accounting policy stated above have been met. Judgment may be required when allocating revenue or discounts on sales amongst the various elements in a sale involving multiple deliverables.

Indicators of impairment

Indicators of impairment include observable declines in market value, significant negative changes in the technological, market, economic, or legal environment and increases in market interest rates. Judgement is required to determine the recoverable amount which is the higher of an assets fair value less costs of disposition and its value in use.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)

3.	SUMMARY OF MATERIAL ACCOUNTING POLICIES (continued)

m)	Significant accounting estimates and judgments (continued)

Deferred income taxes

Tax interpretations, regulations and legislation in the various jurisdictions in which the Company operates are subject to change. The determination of income tax expense and deferred tax involves judgment and estimates as to the future taxable earnings, expected timing of reversals of deferred tax assets and liabilities, and interpretations of laws in the countries in which the Company operates. The Company is subject to assessments by tax authorities who may interpret the tax law differently. Changes in these estimates may materially affect the final amount of deferred taxes or the timing of tax payments. If a positive forecast of taxable income indicates the probable use of a deferred tax asset, especially when it can be utilized without a time limit, that deferred tax asset is usually recognized in full.

Going concern

Management has applied judgements in the assessment of the Company’s ability to continue as a going concern when preparing its financial statements for the year ended December 31, 2024. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but is not limited to, twelve months from the end of the reporting period. The factors considered by management are disclosed in Note 1.

Application of new and revised accounting standards and accounting standards issued but not yet effective

n)	Application of new and revised accounting standards and accounting standards issued but not yet effective

There are no significant changes in accounting policies but several amendments to IFRS Accounting Standards and interpretations became effective for annual periods beginning on or after January 1, 2024.

The Company has adopted the amendments to IAS 1 Presentation of Financial Statements as well as IAS 8 Changes in Accounting Estimates and Errors regarding the disclosure of accounting policies and accounting estimates, IFRS 16 Leases, IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures – Supplier Finance Arrangements which were effective for annual periods beginning on January 1, 2024. The amendments did not have a material impact on the Company’s financial statements. There are no accounting pronouncements with future effective dates that are applicable or are expected to have a material impact on the Company’s consolidated financial statements.